INCOME TAXES - Deferred Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Tax Assets
Tax loss and credit carryforwards	$ 1,046	$ 1,238
Regulatory and other deferred amounts	692	858
Difference in accounting and tax bases of impaired assets and assets held for sale	538	574
Unrealized foreign exchange losses on long-term debt	260	491
Financial instruments	23	0
Other	70	292
Deferred tax assets, gross	2,629	3,453
Less: Valuation allowance	673	1,159
Deferred tax assets, net of Valuation allowance	1,956	2,294
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs	6,197	6,449
Equity investments	1,087	1,069
Taxes on future revenue requirement	232	300
Other	106	180
Deferred tax liabilities, gross	7,622	7,998
Net Deferred Income Tax Liabilities	5,666	5,704
Deferred Income Tax Assets
Intangible and other assets (Note 13)	37	322
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities (Note 17)	$ 5,703	$ 6,026